Minimum Rent Payments Required Under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Operating Leases [Line Items]
2013	¥ 2,627
2014	2,137
2015	1,971
2016	1,756
2017	1,543
Thereafter	8,543
Total minimum rent payments	¥ 18,577